PROPERTY AND EQUIPMENT (Details - Estimated future depreciation expense of software) - Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
2024	$ 100,952
2025	103,716
2026	43,624
Finite lived intangible assets	$ 248,292